Leases - Schedule of Components of Operating Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Components of Operating Lease Costs [Abstract]
Operating lease cost	$ 2,427	$ 2,678
Short-term lease cost	504	145
Variable lease cost	57	147
Total net lease costs	2,988	$ 2,970
Operating lease ROU assets	16,414		$ 16,308
Operating lease liabilities, current	5,736		3,996
Operating lease liabilities, long-term	$ 17,493		$ 18,674
Weighted average remaining lease term (in years)	7 years 6 months 7 days		7 years 11 months 23 days
Weighted average discount rate	4.58%		4.65%